Restatement	6 Months Ended
Jun. 30, 2013
Restatement [Abstract]
RESTATEMENT
2.            RESTATEMENT

In March 2013, the Company determined that the previously-issued financial statements for fiscal years 2010 to 2012, including annual and quarterly financial statements within such fiscal periods, should no longer be relied upon due to the Company’s failure to properly account for certain items under generally accepted accounting principles in effect during the aforementioned periods.  The Company, in conjunction with its independent registered public accounting firm, has evaluated the errors that occurred during the periods.  As a result, the Company determined that the financial statements for fiscal years ended December 31, 2011 and 2010, along with the interim periods ended March 31, June 30 and September 30, 2012, can no longer be relied upon and require restatement.  The proper application of the relevant accounting provisions requires reclassifications and adjustments to the Company’s previously-issued Consolidated Balance Sheets and Consolidated Statement of Operations and Statement of Stockholders’ Deficit.

1)
The Company has performed an assessment of stock-based compensation issued to employees during the periods 2010 to 2012 to determine if the accounting previously applied was within the scope of Accounting Standards Codification Topic 718 (ASC 718), which was effective as of January 1, 2006.  Under the fair value recognition provisions of ASC 718, stock-based compensation  is measured at the grant date based on the fair value of the award and is recognized as an expense on a straight-line basis over the requisite service period, based on the terms of the awards.  The Company concluded that the issuances of stock-based compensation are within the scope of ASC 718, although the provisions of ASC 718 were not properly applied. In January 2010, the Company issued 1,000,000 shares of common stock to one of its officers with a fair value of $2,400,000 for services rendered for the years 2010 to 2012.  The compensation expense of $2,400,000 was previously recognized over the three-year service period of the related employment contract, ($800,000 per year during each of 2011 and 2010, $150,000 in the interim period ended March  31, 2012, and $200,000 in each of the interim periods ended June 30, 2012 and September 30, 2012).   The Company has determined that because the award did not contain any explicit or implicit performance or service condition, the fair value of the award should have been expensed upon its grant, which was in January 2010.  As a result, salaries and wages were understated by $1,600,000 for the annual period ended December 31, 2010, overstated by $800,000 for the annual period ended December 31, 2011, overstated $150,000 for the interim period ending March 31, 2012 and overstated by $200,000 for each of the interim periods ended June 30, 2012 and September 30, 2012.

2)
In August 2010, the Company entered into a Note and Warrant Purchase Agreement pursuant to which it sold warrants for the right to purchase up to 41,905 shares of the Company’s common stock at $75.00 per share. The warrants were treated as detachable warrants under ASC 815, Broad Transactions – Derivatives and Hedging, in error and accounted for as a reduction in stockholders’ equity in an amount equal to the fair value of the warrants. The Company has determined that the warrants should have been treated as a debt discount (reduction in notes payable balance instead of shareholder equity) and amortized over the term of the related note using the effective interest method.  As a result, notes payable was overstated by $381,145 and additional paid in capital was understated by $381,145. The warrant included a derivative feature, which was not an equity contract, and its full value upon issuance should have been allocated to the loan proceeds as a debt discount.  Additionally, the understatement of debt discount resulting from this misstatement should have been amortized over the term of the loan.

As a result, notes payable was overstated by $381,145 at December 31, 2010 and $228,465 at December 31, 2011. Additional paid-in-capital was understated by $381,145 as of September 30, 2012, June 30, 2012, March 31, 2012 and December 31, 2011 and 2010. Interest expense was  understated by $158,810 for the year ended December 31, 2010, and by $162,810 for the year ended December 31, 2011.

3)
In December 2011, the Company entered into a Third Loan Modification Agreement with its lender UTA Capital LLC (“UTA”). As a result of this amendment, the Company recorded an increase to its additional paid-in capital for a debt discount of $301,876 resulting from perceived amendments to the terms of the warrants issued to UTA when the Company entered into the modification of the loan agreement.  However, the terms of the warrants were not amended, and the modification of the loan agreement only confirmed that the number of warrants outstanding should have increased pursuant to the anti-dilution provisions included in the initial terms of the warrants, as granted.  The error also resulted in an overstatement of interest expense due to the amortization of debt discount during 2012 for $261,876 and $40,000 in 2011. The Company noted that it incorrectly calculated the fair value of the additional warrants issued and noted the impact of such miscalculation to the profit and loss statement was immaterial in 2012 and 2011.

4)
On August 6, 2010, the Company issued 41,905 warrants to purchase 41,905 shares of the Company’s common stock at $75.00 per share to a lender. The warrants qualified as a derivative instrument and are therefore required to be recorded as a liability at fair value when issued and adjusted to current fair value on a quarterly basis in accordance with ASC Topic 820, Fair Value Measurements and Disclosures.   As a result, the change in fair value of the derivative and the corresponding derivative liability were understated by $37,414 at December 31, 2011, $37,414 at March 31, 2012 and $37,414 at June 30, 2012.

5)
The Company recorded certain consideration provided to lenders as deferred loan costs, which amounted to $53,848 at December 31, 2011. The Company reclassified the carrying value of the unamortized consideration to debt discount at December 31, 2011.

6)	The Company properly recorded the compensation expensein 2011 to a former officer for $200,000 but incorrectly recorded the liability as additional paid in capital.

7)
The Company did not properly allocate an amount to intangible assets for the acquisitions of Tropical and RM Engineering, as of December 31, 2011, and on TNS and ADEX, as of September 17, 2012, until it had an independent party prepare a valuation report in 2013.  Based on the results of the report, the Company corrected its original allocations and increased additional paid in capital for the value of the stock issued by $69,226, increased acquisition notes payable by $141,607, decreased the impairment of goodwill by $437,000 and increased the carrying value of goodwill and other intangible assets by $509,381. The Company amortized the intangible assets with a useful life of two to ten years and recorded amortization expense of $39,314 in the third quarter of 2012, $15,922 in the second quarter of 2012, and $15,922 in the first quarter of 2012. Based on the results of the report, the Company recorded goodwill and intangible assets of $458,331 for Tropical, $51,050 for RM Engineering, $505,631 for TNS and $2,200,791 for ADEX.  The Company also recorded the contingent consideration to be paid, which was $15,320 for Tropical, $127,385 for RM Engineering, $2,123,210 for ADEX and $259,550 for TNS.

8)
On September 13, 2012, the Company sold 60% of the outstanding shares of common stock of Digital to the Company’s former president and a former director. As consideration for the purchase, the former president issued to the Company a non-recourse promissory note in the principal amount of $125,000. The note is secured by the purchased shares.

At the date of disposition, the Company had a receivable from Digital of approximately $880,000.  In the quarter ended September 30, 2012, the Company recorded a loss of $880,393 on the write-off of the receivable. The Company also recorded a note receivable from the former president in the amount of $125,000 and recorded its remaining investment in Digital in the amount of $83,333.  The Company also recorded a contribution to additional paid in capital in the amount of $1,586,919 based on the disposition.

The Company subsequently reviewed the accounting for the transaction and concluded that it should write off the $125,000 promissory note from its former president, as it deemed it unlikely that he could repay the note.  The Company also adjusted the negative investment carrying amount at the time of deconsolidation to zero, which resulted in a net gain of approximately $528,000. The Company does not attribute any value to its equity investment in Digital at December 31, 2012 based on Digital's historical recurring losses and expected future losses and Digital's liabilities far exceeding the value of its tangible and intangible assets at such date.

9)
In September 2012, the Company entered into a Loan and Security Agreement with a lender to provide the Company term loans in the aggregate amount of $13,000,000.   As part of the agreement, the Company issued to the lender warrants to purchase up to 10% of the Company’s common stock on a fully-diluted basis.  The Company has determined that the warrants should have been treated as a debt discount (reduction in notes payable balance instead of shareholder equity) and amortized over the term of the related note.  The Company recorded the derivative value of the warrants issued to the lender on September 17, 2012 as a derivative liability in the amount of $360,738 and expensed the amount as a change in fair value of derivative instruments.  The Company recomputed the amount of the derivative liability as $193,944 and recorded the amount as a debt discount.

10)
In September 2012, the Company issued its former president 400 shares of Series D Preferred Stock with a fair value of $352,344 for services rendered during the quarter ended September 30, 2012, but did not record compensation expense for that amount in the quarter ended September 30, 2012. As a result, salaries and wages were understated by $352,344 in the quarter ended September 30, 2012.  No other periods were impacted by the error.

11)
During the quarter ended September 30, 2012, the Company issued Series E Preferred Stock.  The Company recorded the amount of subscriptions received as subscriptions for shares of Series E Preferred Stock, but subsequently it was determined that some of the shares of Series E Preferred Stock should have been classified as Series B Preferred Stock. The Company also classified the Series E Preferred Stock as equity, and subsequently determined that, based on the redeemable feature of the Series E Preferred Stock, it should have been classified as temporary equity.

12)
The Company classified its Series D Preferred Stock as permanent equity and subsequently determined that, based on the redeemable feature of the Series D Preferred Stock, it should be classified as temporary equity. The Series D Preferred Stock was listed as $566 in the equity section of the balance sheet, but should have been recorded at the redemption value of $605,872 in the temporary equity section of the balance sheet at March 31, 2012, June 30, 2012 and September 30, 2012, and at December 31, 2011.

13)
The Company recorded the Series A Preferred Stock as temporary equity with a value of $200,000. The Company evaluated the Series A Preferred Stock and determined that, based on the par value of such stock, along with its low probability of being redeemed, such stock should be classified as permanent equity, with the amount listed at par value.  This resulted in a change of $199,800 to the Series A Preferred Stock value.

14)
During the quarters ended March 31, 2012 and June 30, 2012, the Company classified Series C Preferred Stock as permanent equity. Upon reviewing the redeemable features of such stock, the Company reclassified the value of the outstanding shares as temporary equity.

15)
On February 14, 2011, the Company and UTA entered into a First Loan Extension and Modification Agreement (the “Modification Agreement”) in connection with the Company’s existing note payable, which had a balance of $775,000 at December 31, 2010.  The Modification Agreement provided for an extension of the original maturity date of the note from August 6, 2011 to September 30, 2011. In exchange for consenting to the Modification Agreement, UTA was issued 2,564 shares of the Company’s common stock, which had a fair value of $153,850 and was recorded as a debt discount. Additionally, as additional consideration for the Company’s failure to satisfy a certain covenant in the loan agreement, UTA was issued 1,000 shares of the Company’s common stock, which shares were recorded as a penalty paid to the lender and recorded as an expense.  As of December 31, 2011, these two additional issuances of shares had not been physically issued.  However, such shares are reflected on the accompanying financial statements as if issued.  This amendment was accounted for as an extinguishment and therefor the unamortized deferred loan costs of $53,848, debt discount from the original agreement of $504,648 and debt discount from this amendment of $153,850 were expensed.

The following are the previously-reported and as adjusted balances on the Company’s consolidated balance sheets at September 30, 2012, June 30, 2012, March 31, 2012, and December 31, 2011 and 2010 and consolidated statements of operations for the periods ended September 30, 2012, June 30, 2012 and March 31, 2012 and for the years ended December 31, 2011 and 2010, and the corresponding over/understatement on each appropriate financial caption for each error.

	Quarter Ended March 31, 2012
	As Previously
Consolidated Statement of Operations	Reported	Adjustments		As Restated
Operating expenses	(unaudited)	(unaudited)		(unaudited)
Depreciation and amortization	$14,208	$15,522	7	$29,730
Salaries and wages	180,000	(150,000)	1	30,000
Total operating expenses	1,048,867	(134,478)		914,389
Other income (expenses)
Interest expense	(289,223)	227,893	5	(61,330)
Total other income (expense)	(290,003)	227,893		(62,110)
Net Loss	(683,515)	362,371		(321,144)
Net income attributable to non-controlling interest	5,051	-		5,051
Net Loss attributable to InterCloud Systems, Inc	(678,464)	362,371		(316,093)
Less dividends on Series C,D,E,F and H Preferred stock	(17,722)	-		(17,722)
Net Loss attributable to InterCloud Systems, Inc common stockholders	$(696,186)	$362,371		$(333,815)

	As of March 31, 2012
	As Previously
Consolidated Balance Sheet	Reported	Adjustments		As Restated
	(Unaudited)	(Unaudited)		(Unaudited)
Current assets
Deferred loan costs	54,420	$(54,420)	5	$-
Total current assets	$801,923	(54,420)		747,503
Intangible assets, net	717,236	493,859	7	1,211,095
Total assets	2,139,980	439,439		2,579,419
Current liabilities
Accounts payable	447,724	200,000	6	647,724
Contingent consideration	-	141,607	7	141,607
Total current liabilities	1,401,136	341,607		1,742,743
Derivative liabilities	1,923	37,414	4	39,337
Total other liabilities	1,842,009	37,414		1,879,423
Series C Preferred stock	-	800,000	14	800,000
Series D Preferred stock	-	605,872	12	605,872
Total temporary equity	318,839	1,405,872		1,724,711
Stockholders' equity (deficit)
Series C Preferred stock	1	(1)	14	-
Series D Preferred Stock	566	(566)	12	-
Additional paid-in capital	8,768,447	(985,224)	1,10	7,783,223
Accumulated deficit	(10,317,112)	(359,663)	1,4,5,6,7	(10,676,775)
Total stockholders' deficit	(1,421,554)	(1,345,454)		(2,767,008)
Total liabilities, non-controlling interest and stockholders' deficit	$2,139,980	$439,439		$2,579,419

	Quarter Ended June 30, 2012
	As Previously
Consolidated Statement of Operations	Reported	Adjustment		As Restated
Operating expenses	(unaudited)	(unaudited)		(unaudited)
Depreciation and amortization	$25,002	$15,522	7	$40,524
Salaries and wages	200,000	(200,000)	1	-
Total operating expenses	883,859	(184,478)		699,381
Other income (expenses)
Interest expense	(251,889)	24,191	5	(227,693)
Total other income (expense)	(250,974)	24,191		(226,783)
Net loss	(719,743)	208,669		(511,074)
Net Loss attributable to InterCloud Systems, Inc	(707,846)	208,669		(499,177)
Net Loss attributable to InterCloud Systems, Inc common stockholders	$(743,082)	$208,669		$(534,413)

	Six Months Ended June 30, 2012
	As Previously
Consolidated Statement of Operations	Reported	Adjustment		As Restated
Operating expenses	(unaudited)	(unaudited)		(unaudited)
Depreciation and amortization	$39,210	$31,044	7	$70,254
Salaries and wages	380,000	(350,000)	1	30,000
Total operating expenses	1,932,727	(318,956)		1,613,771
Other income (expenses)
Interest expense	(541,106)	252,084	5	(289,022)
Total other income (expense)	(540,976)	252,084		(288,892)
Net loss	(1,403,258)	571,040		(832,218)
Net Loss attributable to InterCloud Systems, Inc	(1,386,310)	571,040		(815,270)
Net Loss attributable to InterCloud Systems, Inc common stockholders	$(1,439,268)	$571,040		$(868,228)

	As of June 30, 2012
Consolidated Balance Sheet	As Previously Reported	Adjustment		As Restated
	(Unaudited)	(Unaudited)		(Unaudited)
Current assets
Deferred loan costs	$30,229	$(30,229)	5	$-
Total current assets	703,343	(30,229)		673,114
Intangible assets, net	717,236	478,337	7	1,195,573
Total assets	2,122,107	448,108		2,570,215
Current liabilities
Accounts payable	653,687	200,000	6	853,687
Contingent consideration	-	141,607	7	141,607
Total current liabilities	2,877,016	341,607		3,218,623
Derivative liabilities	1,013	37,414	4	38,427
Total other liabilities	512,766	37,414		550,180
Series C Preferred stock		1,150,000	14	1,150,000
Series D Preferred stock		605,872	12	605,872
Total temporary equity	326,750	1,755,872		2,082,622
Stockholders' equity (deficit)
Series C Preferred stock	1	(1)	14	-
Series D Preferred Stock	566	(566)	12	-
Additional paid-in capital	9,355,272	(1,535,224)	2,12	7,820,048
Accumulated deficit	(11,082,070)	(150,994)	1,4,5,6,7	(11,233,064)
Total stockholders' deficit	(1,594,425)	(1,686,785)		(3,281,210)
Total liabilities, non-controlling interest and stockholders' deficit	$2,122,107	$448,108		$2,570,215

	Quarter Ended September 30, 2012
	As Previously
Consolidated Statement of Operations	Reported	Adjustment		As Restated
Operating expenses	(unaudited)	(unaudited)		(unaudited)
Depreciation and amortization	$41,434	$39,314	7	$80,748
Salaries and wages	223,998	152,344	1	376,342
Total operating expenses	882,462	191,658		1,074,120
Other income (expenses)
Interest expense	(723,675)	-		(723,675)
Change in fair value of derivative	(360,868)	360,738	9	(130)
Gain (loss) from deconsolidation of Digital	(880,393)	1,462,429	8	582,036
Total other income (expense)	(2,017,975)	1,823,167		(194,808)
Net loss	(2,442,410)	1,631,509		(810,901)
Net income attributable to non-controlling interest	16,163	-		16,163
Net Loss attributable to InterCloud Systems, Inc	(2,426,247)	1,631,509		(794,738)
Less dividends on Series C,D,E,F and H Preferred stock	(52,999)	-		(52,999)
Net Loss attributable to InterCloud Systems, Inc common stockholders	$(2,479,246)	$1,631,509		$(847,737)

	Nine Months Ended September 30, 2012
	As Previously
Consolidated Statement of Operations	Reported	Adjustment		As Restated
Operating expenses	(unaudited)	(unaudited)		(unaudited)
Depreciation and amortization	$80,644	$70,358	7	$151,002
Salaries and wages	603,998	(197,656)	1	406,342
Total operating expenses	3,653,187	(127,298)		3,525,889
Other income (expenses)
Change in fair value of derivative	(360,738)	360,738	9	-
Gain (loss) from deconsolidation of Digital	(880,393)	1,462,429	8	582,036
Interest expense	(1,370,738)	252,084	5	(1,118,654)
Total other income (expense)	(2,589,888)	2,075,251		(514,637)
Net loss	(3,845,628)	2,169,438		(1,676,190)
Net income attributable to non-controlling interest	33,111	33,111		66,222
Net Loss attributable to InterCloud Systems, Inc	(3,812,517)	2,202,549		(1,609,968)
Less dividends on Series C,D,E,F and H Preferred stock	(105,957)	-		(105,957)
Net Loss attributable to InterCloud Systems, Inc common stockholders	$(3,918,474)	$2,202,549		$(1,715,925)

	As of September 30, 2012
	As Previously
Consolidated Balance Sheet	Reported	Adjustment		As Restated
	(Unaudited)	(Unaudited)		(Unaudited)
Current assets
Deferred loan costs	$1,823,465	$(1,529,830)	5	$293,635
Total current assets	9,779,553	(1,529,830)		8,249,723
Goodwill and Intangible assets, net	15,731,611	3,013,825	7	18,745,436
Note receivable - related party	125,000	(125,000)		-
Investment in Digital	83,333	(83,333)		-
Deferred loan costs, net of current portion	-	1,499,601	7	1,499,601
Total assets	26,177,676	2,775,263		28,952,939
Current liabilities
Accounts payable	1,250,170	200,000	6	1,450,170
Notes payable, acquisitions	-	2,522,465	7	2,522,465
Total current liabilities	6,322,473	2,722,465		9,044,938
Term loan, net of current portion, net of debt discount	12,350,000	(193,944)		12,156,056
Derivative liabilities	361,881	(129,380)	4	232,501
Total other liabilities	12,962,324	(129,380)		12,832,944
Series A Preferred Stock	200,000	(200,000)	13	-
Series B Preferred Stock	384,063	958,216	11	1,342,279
Series D Preferred stock	-	1,491,690	12	1,491,690
Series E Preferred stock	-	2,225,000	11	2,225,000
Series F Preferred stock	4,150,000	-		4,150,000
Total temporary equity	6,734,063	4,474,906		11,208,969
Stockholders' equity (deficit)
Series A Preferred Stock	-	200	13	200
Series D Preferred Stock	566	(566)	12	-
Series E Preferred stock	4	(4)	11	-
Additional paid-in capital	13,664,000	(7,151,459)	1,8,11	6,512,541
Accumulated deficit	(13,599,948)	2,859,101	1,4,5,6,7,8	(10,740,847)
Total stockholders' deficit	158,816	(4,292,728)		(4,133,912)
Total liabilities, non-controlling interest and stockholders' deficit	$26,177,676	$2,775,263		$28,952,939

	As of December 31, 2010
	As Previously
Consolidated Balance Sheet	Reported	Adjustment		As Restated
Current liabilities
Term loans, current portion	$509,268	$(222,335)	2	$286,933
Total current liabilities	1,368,030	(222,335)		1,145,695
Stockholders' equity (deficit)
Additional paid-in capital	581,800	1,991,657	1,2	2,573,457
Accumulated deficit	(2,219,483)	(1,758,810)	1,2	(3,978,293)
Total InterCloud Systems, Inc. stockholders' deficit	(1,627,086)	222,335		(1,404,751)
Total stockholders' deficit	(1,627,086)	222,335		(1,404,751)
Total liabilities, non-controlling interest and stockholders' deficit	$430,383	$-		$430,383

	For The Year Ended December 31, 2010
	As Previously
Consolidated Statement of Operations	Reported	Adjustment		As Restated
Operating expenses
Salaries and wages	$1,574,374	$1,600,000	1	$3,174,374
Total operating expenses	3,203,855	597,219		3,801,074
Other income (expenses)
Interest expense	(267,368)	(158,810)	2	(426,178)
Total other income (expense)	109,420	(158,810)		(49,390)
Net loss	$(2,141,596)	$(1,758,810)		$(3,900,406)

	For The Year Ended December 31, 2011
	As Previously
Consolidated Statement of Operations	Reported	Adjustment		As Restated
Operating expenses
Salaries and wages	$5,853,600	$(800,000)	1	$5,053,600
Total operating expenses	8,994,949	(2,651,018)		6,343,931
Other income (expenses)
Change in fair value of derivative	458,754	(37,414)	2,4	421,340
Goodwill impairment	(437,000)	437,000	7	-
Interest expense	(1,240,457)	(202,772)	2,3,7	(1,443,229)
Total other income (expense)	(1,218,703)	196,814		(1,021,889)
Net loss	$(7,401,442)	$996,814		$(6,404,628)

	As of December 31, 2011
	As Previously
Consolidated Balance Sheet	Reported	Adjustment		As Restated
Current Assets
Deferred loan costs	$53,848	$(53,848)	5	$-
Total current assets	510,433	(53,848)		456,585
Goodwill	636,736	(292,750)		343,986
Intangible assets	-	802,131		802,131
Total assets	1,790,012	455,533		2,245,545
Current liabilities
Accounts payable and accrued expenses	791,302	200,000	6	991,302
Notes payable for earnouts	-	141,607	7	141,607
Term loans, current portion	876,522	228,465	2,5	1,104,987
Total current liabilities	1,787,547	570,071		2,357,618
Other liabilities
Derivative liability	1,143	37,414	4	38,557
Total other liabilities	1,635,486	37,414		1,672,900
Series D Preferred Stock	-	605,872		605,872
Total Temporary Equity	15,000	605,872		620,872
Stockholders' Equity (Deficit)
Additional paid-in capital	7,850,944	20,283	1,2,3,6,10	7,871,227
Accumulated deficit	(9,620,926)	(761,995)	1,2,3,4,10	(10,382,921)
Total InterCloud Systems, Inc. stockholders' deficit	(1,648,021)	(757,824)		(2,405,845)
Total liabilities, non-controlling interest and stockholders' deficit	$1,790,012	$455,533		$2,245,545